New Accounting Pronouncements (Details) - Schedule of Allowance for Expected Credit Losses $ in Thousands	Sep. 30, 2023 USD ($)
Schedule Of Allowance For Expected Credit Losses Abstract
Change in the provision for expected credit losses for the period	$ 271